SEGMENTED INFORMATION (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Disclosure Of Reportable Segments [Line Items]
Sales	$ 9,718,308	$ 321,070	$ 17,397,974	$ 978,550
Interest revenue	220,711	222,740	1,023,848	747,240
Loss from operations	(14,695,317)	(10,483,881)	(38,391,698)	(22,238,261)
Net loss and comprehensive loss	(17,460,724)	(6,426,658)	(21,562,138)	(17,083,048)
Share of loss from joint venture	(1,201,650)	3,940,373	19,099,401	4,321,011
Operating
Disclosure Of Reportable Segments [Line Items]
Sales	9,636,475	318,555	17,221,907	976,035
Interest revenue	692,206	0	643,615	0
Loss from operations	(6,143,208)	(3,458,791)	(20,248,112)	(5,570,829)
Net loss and comprehensive loss	(9,363,961)	481,789	(3,960,400)	(1,249,611)
Share of loss from joint venture	(1,201,650)	3,940,373	19,099,401	4,321,011
Other
Disclosure Of Reportable Segments [Line Items]
Sales	81,833	2,515	176,067	2,515
Interest revenue	(471,495)	222,740	380,233	747,240
Loss from operations	(8,552,109)	(7,025,090)	(18,143,586)	(16,667,432)
Net loss and comprehensive loss	(8,096,763)	(6,908,447)	(17,601,738)	(15,833,437)
Share of loss from joint venture	$ 0	$ 0	$ 0	$ 0